UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 96.2%
Consumer Discretionary 16.4%
Auto Components 2.0%
BorgWarner, Inc.*	67,800	2,531,652
Gentex Corp. (a)	208,700	3,752,426

		6,284,078
Diversified Consumer Services 0.6%
Strayer Education, Inc. (a)	9,800	2,037,322
Hotels Restaurants & Leisure 2.8%
Darden Restaurants, Inc. (a)	131,200	5,097,120
Panera Bread Co. "A"* (a)	31,000	2,333,990
Penn National Gaming, Inc.*	63,000	1,455,300

		8,886,410
Household Durables 0.9%
Jarden Corp. (a)	108,200	2,907,334
Internet & Catalog Retail 0.7%
Priceline.com, Inc.* (a)	13,600	2,400,944
Specialty Retail 7.5%
Advance Auto Parts, Inc. (a)	83,300	4,179,994
Children's Place Retail Stores, Inc.* (a)	113,000	4,974,260
Guess?, Inc.	143,600	4,486,064
Tiffany & Co. (a)	100,500	3,809,955
Urban Outfitters, Inc.* (a)	191,800	6,596,002

		24,046,275
Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp.* (a)	42,200	6,029,114
Consumer Staples 4.4%
Food Products 1.2%
Diamond Foods, Inc. (a)	91,265	3,750,991
Household Products 1.4%
Church & Dwight Co., Inc. (a)	70,900	4,446,139
Personal Products 1.8%
Herbalife Ltd. (a)	128,900	5,935,845
Energy 9.0%
Energy Equipment & Services 3.9%
Cameron International Corp.* (a)	66,000	2,146,320
Complete Production Services, Inc.*	158,100	2,260,830
Core Laboratories NV (a)	22,400	3,306,464
FMC Technologies, Inc.* (a)	87,300	4,597,218

		12,310,832
Oil, Gas & Consumable Fuels 5.1%
Alpha Natural Resources, Inc.* (a)	74,000	2,506,380
Concho Resources, Inc.*	59,800	3,308,734
EXCO Resources, Inc. (a)	146,600	2,141,826
Pioneer Natural Resources Co. (a)	46,500	2,764,425
Southwestern Energy Co.* (a)	47,400	1,831,536
Ultra Petroleum Corp.* (a)	86,800	3,840,900

		16,393,801
Financials 7.2%
Capital Markets 3.7%
Affiliated Managers Group, Inc.* (a)	25,700	1,561,789
Jefferies Group, Inc. (a)	136,500	2,877,420
Lazard Ltd. "A" (a)	69,500	1,856,345
Och-Ziff Capital Management Group "A" (Limited Partnership) (a)	246,300	3,100,917
TD Ameritrade Holding Corp.* (a)	151,500	2,317,950

		11,714,421
Commercial Banks 0.7%
Prosperity Bancshares, Inc.	67,500	2,345,625
Diversified Financial Services 1.6%
Portfolio Recovery Associates, Inc.* (a)	74,200	4,955,076
Insurance 1.2%
Lincoln National Corp.	71,900	1,746,451
W.R. Berkley Corp.	79,900	2,114,154

		3,860,605
Health Care 16.0%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.* (a)	53,200	2,723,308
Human Genome Sciences, Inc.* (a)	109,600	2,483,536
Regeneron Pharmaceuticals, Inc.*	44,000	982,080
Vertex Pharmaceuticals, Inc.* (a)	42,400	1,394,960

		7,583,884
Health Care Equipment & Supplies 3.3%
Kinetic Concepts, Inc.* (a)	104,500	3,815,295
Thoratec Corp.* (a)	93,200	3,982,436
Varian Medical Systems, Inc.* (a)	54,400	2,844,032

		10,641,763
Health Care Providers & Services 4.5%
AmerisourceBergen Corp.	120,700	3,832,225
Fresenius Medical Care AG & Co. KGaA (ADR)	69,600	3,736,824
Laboratory Corp. of America Holdings* (a)	51,800	3,903,130
Owens & Minor, Inc. (a)	98,250	2,788,335

		14,260,514
Health Care Technology 1.8%
Cerner Corp.* (a)	45,000	3,415,050
SXC Health Solutions Corp.*	32,200	2,358,650

		5,773,700
Life Sciences Tools & Services 1.9%
Life Technologies Corp.* (a)	67,000	3,165,750
QIAGEN NV* (a)	144,100	2,769,602

		5,935,352
Pharmaceuticals 2.1%
Biovail Corp. (a)	195,000	3,751,800
Questcor Pharmaceuticals, Inc.* (a)	301,400	3,077,294

		6,829,094
Industrials 12.5%
Aerospace & Defense 1.1%
BE Aerospace, Inc.*	140,600	3,575,458
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	52,600	2,498,500
Commercial Services & Supplies 1.3%
Stericycle, Inc.* (a)	63,200	4,144,656
Construction & Engineering 1.0%
Aecom Technology Corp.*	140,100	3,230,706
Electrical Equipment 1.1%
General Cable Corp.* (a)	125,900	3,355,235
Industrial Conglomerates 1.0%
McDermott International, Inc.*	152,100	3,294,486
Machinery 3.2%
Flowserve Corp.	24,100	2,043,680
Gardner Denver, Inc.	58,000	2,586,220
Joy Global, Inc.	67,500	3,381,075
Terex Corp.* (a)	124,900	2,340,626

		10,351,601
Professional Services 2.3%
FTI Consulting, Inc.* (a)	117,100	5,104,389
Robert Half International, Inc. (a)	94,400	2,223,120

		7,327,509
Road & Rail 0.7%
Genesee & Wyoming, Inc. "A"*	58,960	2,199,798
Information Technology 22.6%
Communications Equipment 2.6%
F5 Networks, Inc.* (a)	58,100	3,983,917
Harris Corp. (a)	44,500	1,853,425
Juniper Networks, Inc.*	103,300	2,357,306

		8,194,648
Computers & Peripherals 0.5%
Lexmark International, Inc. "A"* (a)	48,900	1,615,167
Electronic Equipment, Instruments & Components 1.4%
Itron, Inc.* (a)	59,300	3,665,926
Sanmina-SCI Corp.* (a)	70,000	952,700

		4,618,626
Internet Software & Services 1.6%
Equinix, Inc.* (a)	44,100	3,581,802
VistaPrint NV* (a)	34,700	1,647,903

		5,229,705
IT Services 2.4%
Cognizant Technology Solutions Corp. "A"*	99,800	4,995,988
Lender Processing Services, Inc.	86,000	2,692,660

		7,688,648
Semiconductors & Semiconductor Equipment 8.4%
Analog Devices, Inc.	97,800	2,724,708
ARM Holdings PLC (ADR) (a)	273,300	3,388,920
ASML Holding NV (NY Registered Shares) (a)	46,400	1,274,608
Broadcom Corp. "A" (a)	112,000	3,692,640
Cavium Networks, Inc.* (a)	101,000	2,645,190
First Solar, Inc.* (a)	22,300	2,538,409
Marvell Technology Group Ltd.* (a)	281,400	4,434,864
Netlogic Microsystems, Inc.* (a)	80,000	2,176,000
Novellus Systems, Inc.*	153,100	3,882,616

		26,757,955
Software 5.7%
BMC Software, Inc.* (a)	105,400	3,650,002
Concur Technologies, Inc.* (a)	98,100	4,186,908
McAfee, Inc.*	36,100	1,108,992
Red Hat, Inc.*	57,000	1,649,580
Rovi Corp.* (a)	109,100	4,135,981
Salesforce.com, Inc.* (a)	40,800	3,501,456

		18,232,919
Materials 5.7%
Chemicals 0.5%
Scotts Miracle-Gro Co. "A"	38,296	1,700,725
Construction Materials 0.8%
Martin Marietta Materials, Inc. (a)	31,800	2,696,958
Containers & Packaging 1.3%
Crown Holdings, Inc.*	74,600	1,867,984
Owens-Illinois, Inc.*	80,000	2,116,000

		3,983,984
Metals & Mining 2.0%
Cliffs Natural Resources, Inc. (a)	42,700	2,013,732
Kinross Gold Corp.	159,100	2,719,019
United States Steel Corp. (a)	43,800	1,688,490

		6,421,241
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc. (a)	68,900	3,476,005
Telecommunication Services 2.4%
Wireless Telecommunication Services
American Tower Corp. "A"* (a)	96,800	4,307,600
MetroPCS Communications, Inc.* (a)	427,600	3,502,044

		7,809,644

Total Common Stocks (Cost $265,092,395)		307,733,293
Securities Lending Collateral 48.8%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $155,954,983)	155,954,983	155,954,983
Cash Equivalents 5.1%
Central Cash Management Fund, 0.21% (b) (Cost $16,292,610)	16,292,610	16,292,610

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $437,339,988) †	150.1	479,980,886
Other Assets and Liabilities, Net (a)	(50.1)	(160,120,308)

Net Assets	100.0	319,860,578

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $438,979,613.  At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $41,001,273.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $56,238,177 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,236,904.

(a)
All or a portion of these securities were on loan amounting to $150,671,019. In addition, included in other assets and liabilities, net is pending sale, amounting to $546,135, that is also on loan. The value of all securities loaned at June 30, 2010 amounted to $151,217,154 which is 47.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$307,733,293	$—	$—	$307,733,293
Short-Term Investments(d)	172,247,593	—	—	172,247,593
Total	$479,980,886	$—	$—	$479,980,886

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010